INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories Tables
Technical stock	$ 195,530	$ 191,864
Non-technical stock	41,136	49,499
Total	$ 236,666	$ 241,363